Average Annual Total Returns		12 Months Ended	16 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	25.83%
FT Vest U.S. Equity Buffer & Premium Income ETF - September
Prospectus [Line Items]
Average Annual Return, Percent		5.71%	7.05%
Performance Inception Date	Sep. 15, 2023
FT Vest U.S. Equity Buffer & Premium Income ETF - September | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.74%	4.31%
FT Vest U.S. Equity Buffer & Premium Income ETF - September | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.33%	4.21%